Premier Share Prospectus | Dreyfus Institutional Reserves Funds | Dreyfus Institutional Preferred Government Money Market Fund
Dreyfus Institutional Preferred Government Money Market Fund

May 31, 2019

Dreyfus Institutional Preferred Funds

Dreyfus Institutional Preferred Government Money Market Fund

Premier Shares

Supplement to Current Summary Prospectus and Prospectus

Effective May 31, 2019 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the section of the fund's summary prospectus and prospectus entitled "Fees and Expenses":

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Premier Share Prospectus Dreyfus Institutional Preferred Government Money Market Fund Dreyfus Institutional Reserves Funds Premier Shares
Management fees	0.14%
Other expenses	0.30%	[1]
Shareholder services fees	0.25%
Administrative services fees	0.05%
Miscellaneous other expenses	none
Total annual fund operating expenses	0.44%
[1]	The fund's investment adviser, The Dreyfus Corporation, has agreed in its management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, fees pursuant to any services plan adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and independent counsel to the fund and the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and the independent board members (in the amount of less than 0.01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.